CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	20,000,000	20,000,000
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	133,907,747	133,907,747	33,622,829
Common stock, shares outstanding	133,907,747	133,907,747	33,622,829
Redeemable Convertible Series B Preferred Stock
Preferred stock, shares issued		0	2,833.55
Preferred stock, shares outstanding		0	2,833.55
Issuance costs (in dollars)			$ 347,091
Liquidation preference value (in dollars)			$ 2,800,000
Convertible Series D Preferred Stock
Preferred stock, shares issued		0	200
Preferred stock, shares outstanding		0	200
Issuance costs (in dollars)			$ 30,557
Liquidation preference value (in dollars)			$ 200,000
Convertible Series F Preferred Stock
Preferred stock, shares issued		0	2,000
Preferred stock, shares outstanding		0	2,000
Issuance costs (in dollars)			$ 118,855